Schedule of investments
Delaware Ivy VIP High Income
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	1,186,000	$ 1,015,809
Total Convertible Bond (cost $1,054,740)		1,015,809

Corporate Bonds — 69.29%
Automotive — 0.52%
Goodyear Tire & Rubber 5.25% 7/15/31 *	4,740,000	3,797,807
		3,797,807
Banking — 0.39%
Deutsche Bank 6.00% 10/30/25 μ, ψ	3,800,000	2,869,000
		2,869,000
Basic Industry — 2.69%
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	2,611,638
Chemours 144A 5.75% 11/15/28 #	4,550,000	3,731,955
First Quantum Minerals 144A 6.875% 10/15/27 #	1,255,000	1,132,299
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	2,910,091
144A 6.125% 4/15/32 #	1,505,000	1,295,444

Novelis 144A 4.75% 1/30/30 #	6,240,000	5,132,587
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	2,879,188
		19,693,202
Capital Goods — 3.18%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	1,751,142	1,202,562
Bombardier 144A 6.00% 2/15/28 #	1,499,000	1,256,408
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	755,000	688,568
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	4,390,000	4,177,261
Sealed Air 144A 5.00% 4/15/29 #	2,175,000	1,944,091
TransDigm
4.625% 1/15/29	255,000	205,916
5.50% 11/15/27	7,030,000	6,129,914
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	6,782,000	3,560,550
144A 9.00% 11/15/26 #, *	6,438,000	3,884,045
144A 13.125% 11/15/27 #	858,000	259,545
		23,308,860
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 7.77%
Altice Financing 144A 5.75% 8/15/29 #	5,719,000	$ 4,389,962
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,779,991
144A 5.50% 10/15/29 #	1,292,000	975,336
Altice France Holding
144A 6.00% 2/15/28 #	10,750,000	6,841,596
144A 10.50% 5/15/27 #	4,453,000	3,498,034

Connect Finco 144A 6.75% 10/1/26 #	6,220,000	5,448,049
Consolidated Communications
144A 5.00% 10/1/28 #	1,129,000	787,323
144A 6.50% 10/1/28 #	6,113,000	4,584,750
Digicel Group Holdings
144A PIK 7.00% 10/21/22 #, ψ, >>	602,159	105,378
144A PIK 8.00% 4/1/25 #, >>>	1,351,305	535,129
Digicel International Finance
144A 8.00% 12/31/26 #	1,474,249	904,002
144A 8.75% 5/25/24 #	4,031,000	3,696,145
Frontier Communications Holdings
144A 5.875% 10/15/27 #	3,346,000	3,006,414
5.875% 11/1/29	1,011,498	805,173
144A 6.00% 1/15/30 #	805,000	634,098
144A 6.75% 5/1/29 #, *	3,287,000	2,719,319
144A 8.75% 5/15/30 #	1,080,000	1,082,452

LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	913,000	688,814
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>	8,285,400	3,852,711
Northwest Fiber
144A 4.75% 4/30/27 #	2,743,000	2,392,623
144A 6.00% 2/15/28 #, *	1,703,000	1,323,406
144A 10.75% 6/1/28 #	1,327,000	1,237,650
Telesat Canada
144A 5.625% 12/6/26 #	6,406,000	3,073,919
144A 6.50% 10/15/27 #	1,130,000	420,281

Windstream Escrow 144A 7.75% 8/15/28 #	2,591,000	2,150,657
		56,933,212
Consumer Cyclical — 2.30%
American Airlines 144A 5.75% 4/20/29 #	775,000	677,563
Asbury Automotive Group
4.50% 3/1/28	2,576,930	2,183,420
144A 4.625% 11/15/29 #	85,000	68,161
4.75% 3/1/30	4,450,930	3,483,241
144A 5.00% 2/15/32 #	85,000	65,600
NQ-IV093 [9/22] 11/22 (2605387)    1

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	5,753,000	$ 4,043,065
144A 7.625% 3/1/26 #	1,718,000	1,308,283

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,169,000	5,038,516
		16,867,849
Consumer Goods — 1.67%
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	2,411,000	2,118,727
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	4,455,338
Performance Food Group 144A 4.25% 8/1/29 #	1,501,000	1,252,690
Pilgrim's Pride 144A 4.25% 4/15/31 #	3,775,000	3,021,076
Scotts Miracle-Gro 4.00% 4/1/31	160,000	112,991
Simmons Foods 144A 4.625% 3/1/29 #	1,590,000	1,303,418
		12,264,240
Energy — 10.43%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	809,000	721,466
144A 7.00% 11/1/26 #	1,898,000	1,831,912
144A 8.25% 12/31/28 #	157,000	151,158
Bellatrix Exploration
8.50% 9/11/23	1,022,000	0
12.50% 12/15/23	1,113,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	1,985,000	1,741,738
144A 8.00% 8/1/28 #, *	5,090,000	4,705,578

CNX Resources 144A 6.00% 1/15/29 #	6,420,000	5,872,855
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	1,636,000	1,484,089
144A 6.00% 2/1/29 #	850,000	761,906

EQM Midstream Partners 144A 4.75% 1/15/31 #	8,299,000	6,606,834
Genesis Energy
7.75% 2/1/28	3,335,000	2,905,419
8.00% 1/15/27	5,255,000	4,617,674
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,561,036
144A 6.00% 2/1/31 #	705,000	613,446
144A 6.25% 4/15/32 #	2,665,000	2,364,575

Laredo Petroleum 10.125% 1/15/28	2,876,000	2,767,905
Mesquite Energy 144A 7.25% 2/15/23 #, ‡	622,000	6,220
Murphy Oil 6.375% 7/15/28	8,268,000	7,825,207
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	4,126,000	$ 3,785,605
6.375% 10/1/30	4,170,000	3,577,322
Occidental Petroleum
4.20% 3/15/48	255,000	204,537
4.40% 4/15/46	1,008,000	830,602
4.40% 8/15/49	1,985,000	1,628,816
4.50% 7/15/44	1,030,000	863,002
6.45% 9/15/36	2,225,000	2,230,473
6.60% 3/15/46	1,850,000	1,909,764
6.625% 9/1/30	1,680,000	1,709,224
Southwestern Energy
5.375% 2/1/29	760,000	690,772
5.375% 3/15/30	7,590,000	6,855,326

Weatherford International 144A 8.625% 4/30/30 #	2,960,000	2,584,520
		76,408,981
Financial Services — 3.29%
Air Lease 4.65% 6/15/26 μ, ψ	2,028,000	1,698,205
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	3,888,000	3,311,655
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	4,378,000	3,441,612
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	4,059,145	3,835,851
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,001,462
144A 5.25% 10/1/29 #, *	884,000	669,126

New Cotai 5.00% 2/2/27	3,298,686	3,290,445
StoneX Group 144A 8.625% 6/15/25 #	3,835,000	3,881,384
		24,129,740
Healthcare — 6.88%
Avantor Funding 144A 3.875% 11/1/29 #	11,235,000	9,147,144
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	2,181,672
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	3,743,261
CHS
144A 4.75% 2/15/31 #	3,000,000	2,021,535
144A 5.25% 5/15/30 #	1,600,000	1,117,640
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,785,000	1,582,697
144A 6.50% 10/15/28 #	2,477,000	2,107,313
Encompass Health
4.625% 4/1/31	1,495,000	1,184,418
4.75% 2/1/30	969,000	798,709

2    NQ-IV093 [9/22] 11/22 (2605387)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Hadrian Merger Sub 144A 8.50% 5/1/26 #	509,000	$ 467,562
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	4,672,000	3,805,227
Organon & Co. 144A 5.125% 4/30/31 #	6,670,000	5,474,936
P&L Development 144A 7.75% 11/15/25 #	4,958,000	3,727,424
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	2,936,000	2,326,424
Tenet Healthcare
144A 4.375% 1/15/30 #	3,810,000	3,188,437
144A 6.125% 10/1/28 #	4,170,000	3,660,025

US Renal Care 144A 10.625% 7/15/27 #	8,340,000	3,886,915
		50,421,339
Insurance — 2.85%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >>	8,039,978	8,200,777
HUB International 144A 5.625% 12/1/29 #	6,605,000	5,528,220
NFP
144A 6.875% 8/15/28 #	6,907,000	5,398,891
144A 7.50% 10/1/30 #	1,865,000	1,772,110
		20,899,998
Leisure — 3.58%
Boyd Gaming
4.75% 12/1/27	4,385,000	3,889,495
144A 4.75% 6/15/31 #	3,580,000	2,904,383
Carnival
144A 6.00% 5/1/29 #	7,316,000	4,816,013
144A 9.875% 8/1/27 #	1,550,000	1,521,852
144A 10.50% 2/1/26 #	394,000	390,436
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	6,644,000	4,896,429
144A 5.50% 8/31/26 #	480,000	367,814

Scientific Games Holdings 144A 6.625% 3/1/30 #	4,515,000	3,626,516
Scientific Games International 144A 7.25% 11/15/29 #	4,065,000	3,788,580
		26,201,518
Media — 10.10%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,940,000	4,716,330
AMC Networks 4.25% 2/15/29 *	4,609,000	3,418,336
Arches Buyer
144A 4.25% 6/1/28 #	4,746,000	3,712,250
144A 6.125% 12/1/28 #, *	3,964,000	3,075,905

Cars.com 144A 6.375% 11/1/28 #	2,355,000	2,012,089
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	$ 2,319,624
144A 4.75% 2/1/32 #	3,290,000	2,567,598
144A 6.375% 9/1/29 #	6,850,000	6,301,589

Clear Channel International 144A 6.625% 8/1/25 #	572,000	532,182
CMG Media 144A 8.875% 12/15/27 #	4,286,000	3,280,076
CSC Holdings
144A 4.50% 11/15/31 #	1,754,000	1,320,411
144A 4.625% 12/1/30 #	7,234,000	4,932,322
144A 5.00% 11/15/31 #	2,381,000	1,577,188
144A 5.75% 1/15/30 #	1,372,000	977,687

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	4,075,000	3,442,007
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	5,758,466
DISH DBS 144A 5.75% 12/1/28 #	4,555,000	3,450,936
Nielsen Finance
144A 5.625% 10/1/28 #	2,343,000	2,330,553
144A 5.875% 10/1/30 #	1,926,000	1,922,341

Sirius XM Radio 144A 4.125% 7/1/30 #	9,080,000	7,400,200
Stagwell Global 144A 5.625% 8/15/29 #	4,022,000	3,315,636
VTR Comunicaciones 144A 4.375% 4/15/29 #	3,166,000	1,969,806
VTR Finance 144A 6.375% 7/15/28 #	2,826,000	1,589,625
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,100,780
		74,023,937
Real Estate — 0.04%
Uniti Group 144A 4.75% 4/15/28 #	394,000	312,174
		312,174
Retail — 2.45%
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,146,000	855,157
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,339,739
144A 4.375% 1/15/31 #	1,271,000	1,042,442

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	6,302,000	5,632,507
Michaels
144A 5.25% 5/1/28 #	2,801,000	1,972,226
144A 7.875% 5/1/29 #	2,518,000	1,457,557

PetSmart 144A 7.75% 2/15/29 #	6,288,000	5,631,156
		17,930,784

NQ-IV093 [9/22] 11/22 (2605387)    3

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services — 3.64%
Adtalem Global Education 144A 5.50% 3/1/28 #	4,951,000	$ 4,466,520
Ahern Rentals 144A 7.375% 5/15/23 #	3,231,000	2,192,712
NESCO Holdings II 144A 5.50% 4/15/29 #	4,712,000	3,933,436
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	1,330,000	975,247
Sabre GLBL
144A 7.375% 9/1/25 #	313,000	280,755
144A 9.25% 4/15/25 #	756,000	724,826
Staples
144A 7.50% 4/15/26 #	4,599,000	3,868,012
144A 10.75% 4/15/27 #	8,805,000	6,538,109

White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	3,627,675
White Cap Parent 144A 8.25% 3/15/26 #	36,000	30,569
		26,637,861
Technology — 0.02%
Entegris Escrow 144A 4.75% 4/15/29 #	193,000	170,433
		170,433
Technology & Electronics — 3.07%
AthenaHealth Group 144A 6.50% 2/15/30 #	4,505,000	3,569,987
Entegris Escrow 144A 5.95% 6/15/30 #	5,825,000	5,329,526
NCR
144A 5.00% 10/1/28 #	2,287,000	1,803,822
144A 5.125% 4/15/29 #	8,677,000	6,525,451
144A 5.25% 10/1/30 #	782,000	591,620
144A 5.75% 9/1/27 #	772,000	701,352
144A 6.125% 9/1/29 #	983,000	848,035

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,156,988
		22,526,781
Transportation — 2.11%
Grupo Aeromexico 144A 8.50% 3/17/27 #	2,855,000	2,511,969
Seaspan 144A 5.50% 8/1/29 #	6,910,000	5,337,707
VistaJet Malta Finance 144A 6.375% 2/1/30 #	9,244,000	7,579,849
		15,429,525
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 2.31%
Calpine
144A 4.625% 2/1/29 #	3,295,000	$ 2,691,372
144A 5.00% 2/1/31 #	370,000	294,523
144A 5.125% 3/15/28 #	5,470,000	4,709,350
Vistra
144A 7.00% 12/15/26 #, μ, ψ	6,710,000	5,872,961
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,362,168
		16,930,374
Total Corporate Bonds (cost $618,345,928)		507,757,615
	Principal amount
Municipal Bonds — 0.60%
Commonwealth of Puerto Rico
Series A1 2.986% 7/1/24^	47,686	43,851
Series A1 4.362% 7/1/33^	184,432	101,976
Series A-1 4.00% 7/1/33	143,315	126,351
Series A-1 4.00% 7/1/35	104,086	89,232
Series A-1 4.00% 7/1/37	110,562	91,012
Series A-1 5.625% 7/1/29	120,526	123,479

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	4,300,407	3,784,359
Total Municipal Bonds (cost $4,749,364)		4,360,260

Loan Agreements — 12.25%
Advantage Sales & Marketing Tranche B-1 7.615% (LIBOR01M + 4.50%) 10/28/27 •	7,253,114	6,505,137
Amynta Agency Borrower Tranche B 1st Lien 7.21% (LIBOR01M + 4.50%) 2/28/25 •	8,604,107	8,363,906
Applied Systems 2nd Lien 8.615% (LIBOR03M + 5.50%) 9/19/25 •	4,121,112	4,069,598
Ascent Resources Utica Holdings 2nd Lien 12.115% (LIBOR03M + 9.00%) 11/1/25 •	1,233,000	1,294,650
Clydesdale Acquisition Holdings Tranche B 7.095% (SOFR01M + 3.25%) 4/13/29 •	1,201,987	1,137,166
CNT Holdings I 2nd Lien 9.865% (LIBOR01M + 6.75%) 11/6/28 •	2,060,000	1,962,150

4    NQ-IV093 [9/22] 11/22 (2605387)

(Unaudited)
	Principal amount	Value (US $)

Loan Agreements (continued)
Covis Finco Tranche B 9.52% (SOFR03M + 6.65%) 2/18/27 •	3,383,250	$ 2,698,142
CP Atlas Buyer Tranche B 6.865% (LIBOR01M + 3.50%) 11/23/27 •	4,374,273	3,832,349
Edelman Financial Engines Center 2nd Lien 9.509% (LIBOR01M + 6.75%) 7/20/26 •	6,487,000	5,773,430
Foresight Energy 11.115% (LIBOR03M + 8.00%) 6/30/27 •	1,267,778	1,255,100
Form Technologies Tranche B 7.834% (LIBOR03M + 4.50%) 7/22/25 •	11,912,959	10,572,751
Heartland Dental 8.018% (SOFR03M + 5.00%) 4/30/25 •	3,915,187	3,680,276
Hexion Holdings 1st Lien 7.518% (SOFR03M + 4.50%) 3/15/29 •	902,738	774,549
Hexion Holdings 2nd Lien 10.018% (SOFR01M + 7.54%) 3/15/30 •	3,665,000	3,023,625
Jones DesLauriers Insurance Management 1st Lien 8.418% (CDOR03M + 4.25%) 3/26/28 •	5,064,590	3,519,750
Jones DesLauriers Insurance Management 1st Lien 8.418% (CDOR03M + 4.25%) 3/27/28 •	1,153,559	805,867
Jones DesLauriers Insurance Management 2nd Lien
11.668% (CDOR01M + 7.50%) 3/26/29 •	260,097	181,702
11.668% (CDOR03M + 7.50%) 3/26/29 •	2,585,903	1,797,131

Lealand Finance 6.115% (LIBOR01M + 3.00%) 6/30/24 •	95,215	59,509
MLN US HoldCo Tranche B 1st Lien 7.615% (LIBOR03M + 4.50%) 11/30/25 •	8,783,058	5,440,007
MLN US HoldCo Tranche B 2nd Lien 11.85% (LIBOR03M + 8.75%) 11/30/26 •	2,920,000	1,095,000
Pre Paid Legal Services 2nd Lien 9.993% (LIBOR03M + 7.00%) 12/14/29 •	2,245,000	2,121,525
SPX Flow 7.52% (SOFR01M + 4.50%) 4/5/29 •	4,685,000	4,339,481
	Principal amount	Value (US $)

Loan Agreements (continued)

Swf Holdings I 7.115% (LIBOR01M + 4.00%) 10/6/28 •	4,240,642	$ 3,328,904
U.S Renal Care Tranche B 1st Lien 8.674% (LIBOR01M + 5.00%) 6/26/26 •	3,818,421	2,756,900
UKG 2nd Lien 8.365% (LIBOR03M + 5.25%) 5/3/27 •	5,615,000	5,334,250
United PF Holdings 1st Lien 11.615% (LIBOR03M + 8.50%) 11/12/26 •	924,140	887,174
West Corporation Tranche B 7.674% (LIBOR01M + 4.00%) 10/10/24 •	3,687,613	3,181,226
Total Loan Agreements (cost $102,375,546)		89,791,255
	Number of shares
Common Stocks — 1.32%
Basic Industry — 0.39%
Foresight Energy †	185,516	2,760,471
Westmoreland Coal †	28,632	72,296
		2,832,767
Consumer Goods — 0.00%
ASG Warrant	1,200	0
		0
Energy — 0.25%
KCA Deutag International	26,774	1,847,406
Sabine Oil & Gas Holdings †	263	326
Vantage Drilling International †	452	8,305
		1,856,037
Financials — 0.01%
Larchmont Resources <<, †	1,007	92,197
		92,197
Industrials — 0.00%
BIS Industries Holdings †	1,604,602	8,986
		8,986
Leisure — 0.28%
New Cotai †	3,072,567	0
Studio City International Holdings ADR †	343,125	751,444
Studio City International Holdings ADR	581,459	1,273,395
		2,024,839
Retail — 0.07%
True Religion Apparel †	23	530,748
		530,748

NQ-IV093 [9/22] 11/22 (2605387)    5

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Services — 0.32%
Laureate Education	217,638	$ 2,296,081
		2,296,081
Total Common Stocks (cost $45,788,522)		9,641,655

Preferred Stock — 0.02%
True Religion Apparel 0.000% ω	24	119,120
Total Preferred Stock (cost $392,061)		119,120

Exchange-Traded Funds — 3.99%
Invesco Senior Loan ETF*	424,157	8,563,730
iShares iBoxx High Yield Corporate Bond ETF*	290,000	20,703,100
Total Exchange-Traded Funds (cost $33,375,159)		29,266,830

Warrants — 0.01%
California Resources †	7,744	80,538
Total Warrants (cost $673,784)		80,538

Short-Term Investments — 10.79%
Money Market Mutual Funds — 10.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	19,774,149	19,774,149
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	19,774,149	19,774,149
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	19,774,149	19,774,149
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	19,774,149	19,774,149
Total Short-Term Investments (cost $79,096,595)		79,096,596

Total Value of Securities Before Securities Lending Collateral—98.41% (cost $885,851,699)		721,129,678

	Number of shares	Value (US $)

Securities Lending Collateral — 4.32%
Money Market Mutual Fund — 4.32%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	31,665,141	$ 31,665,141
Total Securities Lending Collateral (cost $31,665,141)		31,665,141

Total Value of Securities—102.73% (cost $917,516,840)		752,794,819■
Obligation to Return Securities Lending Collateral — (4.33%)		(31,733,467)
Receivables and Other Assets Net of Liabilities — 1.59%		11,642,826
Net Assets Applicable to 271,760,909 Shares Outstanding—100.00%		$732,772,504
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $431,488,897, which represents 58.88% of the Portfolio's net assets.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

6    NQ-IV093 [9/22] 11/22 (2605387)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
■	Includes $34,661,962 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,106,695.
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	CAD	7,235,462	USD	(9,330,000)	11/18/22	$481,265
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR01M – 1 Month Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
NQ-IV093 [9/22] 11/22 (2605387)    7